Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2014
Payables and Accruals [Abstract]
Schedule of Accrued Liabilities [Table Text Block]
Accrued expenses comprises of the following:

	December 31,
(In thousands of U.S. dollars)	2013	2014

Accrued compensation	2,440	3,792
Accrued social charges	3,566	1,866
Accrued Interest	521	-
Other	-	9
Total accrued expenses	6,527	5,667